Derivative Financial Instruments (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Embedded derivatives	$ (1,284,000,000)	$ (387,000,000)	$ 1,758,000,000
Derivative Instrument Detail [Abstract]
Net amounts reclassified into net derivatives gains (losses) on discontinued cash flow hedges	(13,000,000)	9,000,000	(7,000,000)
Amount recognized in net derivatives gains (losses) on the ineffective portion of all cash flow hedges	0	0
Hedging exposure to variability in future cash flows for specific length of time	9 years	7 years
Deferred net gains (losses) expected to be reclassified to earnings	13,000,000
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	71,000,000	0	133,000,000
Cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive income (loss) for net investment in foreign operations hedges	(84,000,000)	(223,000,000)
Maximum Amount of Future Payments under Credit Default Swaps	7,681,000,000	5,089,000,000
Estimated Fair Value of Credit Default Swaps	(41,000,000)	62,000,000
Potential future recoveries available to offset maximum amount of future payments under credit default swaps	115,000,000	120,000,000
Cash collateral received for collateral arrangements and obligated to return	9,500,000,000	2,600,000,000
Fair Value of Securities Received as Collateral that Can be Resold or Repledged	2,500,000,000	984,000,000
Securities Received as Collateral, Amount Repledged and Sold	0
Estimated fair value of over-the-counter derivatives with credit-contingent provisions in gross liability position	777,000,000
Additional Collateral Required for Derivatives in Gross Liability Position	368,000,000
Gross derivative asset for which the Company has the contractual right of offset	330,000,000
Securities owned and pledged as collateral for exchange-traded futures	42,000,000	40,000,000
Cash collateral owned and pledged as collateral for exchange-traded futures	680,000,000	662,000,000
Change in fair value of derivatives excluded from the assessment of hedge effectiveness	(3,000,000)	0	0
Nonperformance Risk [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Embedded derivatives	1,800,000,000	(96,000,000)	(1,900,000,000)
Fixed maturity securities [Member]
Derivatives, Fair Value [Line Items]
Estimated fair value of securities collateral provided for over-the-counter derivatives with credit-contingent provisions in gross liability position	$ 409,000,000